INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 616,870	$ 401,481
Goods in process	1,251,779	811,378
Finished goods	423,372	281,770
Goods in transit	295,106	186,673
Obsolescence allowance (Note 19)	(36,197)	(33,433)
Inventories, net	$ 2,550,930	$ 1,647,869	$ 1,579,120	$ 2,134,034